Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
$
Cost
As at January 1, 2023	—
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813

Accumulated impairment
As at January 1, 2023	—
As at December 31, 2023	—
As at December 31, 2023	9,020,813

Schedule of Goodwill is Allocated to the Operating Segments Expect to Benefit
$
Goodwill allocated to cash generating unit
Intellectual Property	9,020,813
As at December 31, 2023	9,020,813
$
Recoverable amount of each cash generating unit
Intellectual Property	9,020,813
As at December 31, 2023	9,020,813

Schedule of Sensitivity Analysis
Growth rate	-0.50%	0.50%	1.50%	2.50%	3.50%
Recoverable amount (in millions)	$15.73	$16.19	$16.77	$17.52	$18.53